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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

 Report for the Calendar Year or Quarter Ended:          September 30, 2005
                                                         -----------------------

 Check here if Amendment |_|; Amendment Number:
                                                -------------

 This Amendment (Check only one.):     |_| is a restatement.
                                       |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Bristlecone Value Partners, LLC
             ----------------------------------------------------------
Address:     10880 Wilshire Boulevard,
             ----------------------------------------------------------
             Suite 880
             ----------------------------------------------------------
             Los Angeles, CA  90024
             ----------------------------------------------------------
Form 13F File Number: 28 - 11148
                           -----------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Jean-Luc Nouzille
                -------------------------------------------------------
Title:          Managing Partner
                -------------------------------------------------------
Phone:          310-806-4141
                -------------------------------------------------------

Signature, Place, and Date of Signing:


     /s/ Jean-Luc Nouzille          Los Angeles, CA              11-8-05
 -----------------------------  -----------------------  -----------------------
          [Signature]                [City, State]               [Date]

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  None

FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:       0
                                         ------------------------

Form 13F Information Table Entry Total:  40
                                         ------------------------

Form 13F Information Table Value Total:  $ 453,214
                                         ------------------------
                                                     (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

                                                     FORM 13F INFORMATION TABLE

            COLUMN 1           COLUMN 2   COLUMN 3   COLUMN 4        COLUMN 5        COLUMN 6      COLUMN 7          COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------

                               TITLE OF               VALUE       SHRS OR   SH/   PUT/ INVESTMENT   OTHER        VOTING AUTHORITY
         NAME OF ISSUER         CLASS      CUSIP     (X$1000)      PRN AMT  PRN   CALL DISCRETION  MANAGERS    SOLE   SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
ALLSTATE CORP                    COM     020002101   $ 13,210     238,919  SHRS       SOLE                    237,559          1,360
ALLTEL CORP                      COM     020039103   $ 18,001     276,464  SHRS       SOLE                    274,925          1,539
AMERICAN INTL GROUP INC COM      COM     026874107   $ 12,520     202,065  SHRS       SOLE                    200,920          1,145
AMGEN INC                        COM     031162100   $    359       4,504  SHRS       SOLE                      4,504            -
AON CORP                         COM     037389103   $  8,141     253,758  SHRS       SOLE                    251,198          2,560
BANK OF AMERICA CORP             COM     060505104   $ 11,224     266,597  SHRS       SOLE                    265,102          1,495
BRISTOL MYERS SQUIBB CO          COM     110122108   $ 12,779     531,126  SHRS       SOLE                    528,171          2,955
CITIGROUP INC                    COM     172967101   $ 11,826     259,797  SHRS       SOLE                    258,351          1,446
DISCOVERY HOLDING CO CL A COM    COM     25468Y107   $  1,295      89,761  SHRS       SOLE                     89,261            500
ELECTRONIC DATA SYSTEMS CORP     COM     285661104   $ 16,012     713,546  SHRS       SOLE                    709,411          4,135
EMERSON ELECTRIC CO              COM     291011104   $ 12,178     169,605  SHRS       SOLE                    168,630            975
EXPEDIA INC DEL COM              COM     30212P105   $  5,954     300,533  SHRS       SOLE                    298,908          1,625
EXXON MOBIL CORP                 COM     30231G102   $ 11,099     174,680  SHRS       SOLE                    173,820            860
FIRST DATA CORP                  COM     319963104   $  5,666     141,647  SHRS       SOLE                    140,842            805
GENERAL DYNAMICS CORP            COM     369550108   $ 18,420     154,077  SHRS       SOLE                    153,212            865
IAC INTERACTIVECORP COM NEW      COM     44919P300   $  7,620     300,575  SHRS       SOLE                    298,869          1,706
J P MORGAN CHASE & CO            COM     46625H100   $ 12,757     375,984  SHRS       SOLE                    373,864          2,120
KEYCORP                          COM     493267108   $ 15,509     480,899  SHRS       SOLE                    478,229          2,670
KROGER CO                        COM     501044101   $ 21,638   1,050,899  SHRS       SOLE                  1,044,909          5,990


                                                     FORM 13F INFORMATION TABLE

            COLUMN 1           COLUMN 2   COLUMN 3   COLUMN 4        COLUMN 5        COLUMN 6      COLUMN 7          COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------

                               TITLE OF               VALUE        SHRS OR  SH/   PUT/ INVESTMENT   OTHER        VOTING AUTHORITY
         NAME OF ISSUER         CLASS      CUSIP     (X$1000)      PRN AMT  PRN   CALL DISCRETION  MANAGERS    SOLE   SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
LIBERTY MEDIA CORP COM SER A     COM     530718105   $ 11,527   1,431,893  SHRS       SOLE                  1,423,773          8,120
LOWES COS INC                    COM     548661107   $    234       3,640  SHRS       SOLE                      3,640            -
MCDONALDS CORP                   COM     580135101   $ 13,712     409,442  SHRS       SOLE                    407,177          2,265
MERCK & CO INC                   COM     589331107   $ 10,862     399,209  SHRS       SOLE                    396,974          2,235
MERRILL LYNCH & CO INC           COM     590188108   $ 10,746     175,152  SHRS       SOLE                    174,167            985
MOLSON COORS BREWING CO CL B     COM     60871R209   $  7,684     120,048  SHRS       SOLE                    119,368            680
NEWELL RUBBERMAID INC            COM     651229106   $ 17,459     770,797  SHRS       SOLE                    766,447          4,350
PEPSICO INC                      COM     713448108   $  6,713     118,373  SHRS       SOLE                    117,733            640
PFIZER INC                       COM     717081103   $ 11,957     478,841  SHRS       SOLE                    476,221          2,620
PNC FINANCIAL CORP               COM     693475105   $ 11,099     191,304  SHRS       SOLE                    190,189          1,115
SBC COMMUNICATIONS               COM     78387G103   $ 14,911     622,084  SHRS       SOLE                    618,494          3,590
SPRINT NEXTEL CORP               COM     852061100   $  3,963     166,647  SHRS       SOLE                    165,802            845
TENET HEALTHCARE CORP            COM     88033G100   $ 14,330   1,276,076  SHRS       SOLE                  1,268,831          7,245
TEXTRON INC                      COM     883203101   $  8,145     113,565  SHRS       SOLE                    112,945            620
THE DIRECTV GROUP INC COM        COM     25459L106   $ 13,367     892,328  SHRS       SOLE                    887,233          5,095
TYCO INTL LTD                    COM     902124106   $ 19,535     701,434  SHRS       SOLE                    697,454          3,980
VERIZON COMMUNICATIONS           COM     92343V104   $  5,874     179,693  SHRS       SOLE                    178,718            975
WACHOVIA CORP                    COM     929903102   $ 12,533     263,347  SHRS       SOLE                    261,902          1,445
WAL MART STORES INC              COM     931142103   $  8,993     205,231  SHRS       SOLE                    204,071          1,160


                                                     FORM 13F INFORMATION TABLE

            COLUMN 1           COLUMN 2   COLUMN 3   COLUMN 4        COLUMN 5        COLUMN 6      COLUMN 7          COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------

                               TITLE OF               VALUE        SHRS OR  SH/   PUT/ INVESTMENT   OTHER        VOTING AUTHORITY
         NAME OF ISSUER         CLASS      CUSIP     (X$1000)      PRN AMT  PRN   CALL DISCRETION  MANAGERS    SOLE   SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
WASHINGTON MUTUAL INC            COM     939322103   $ 16,863     429,952  SHRS       SOLE                    427,540          2,412
WASTE MANAGEMENT INC             COM     94106L109   $ 16,501     576,758  SHRS       SOLE                    573,508          3,250
